UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22634

Blackstone Alternative Alpha Fund

(Exact name of Registrant as Specified in Charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investment.

The Schedule of Investment is attached herewith.

Blackstone Alternative Alpha Fund

Schedule of Investment (Unaudited)

December 31, 2015

	Shares	Cost	Fair Value	Percentage of Total Net Assets
Blackstone Alternative Alpha Master Fund (“Master Fund”)	787,643	$893,661,200	$896,383,139	99.96%
Other assets, less liabilities			$387,777	0.04%

Total Net Assets			$896,770,916	100.00%

See accompanying Notes to Schedule of Investment.

Blackstone Alternative Alpha Fund

Notes to Schedule of Investment (Unaudited)

December 31, 2015

1. ORGANIZATION

Blackstone Alternative Alpha Fund (the “Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. The Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. The Fund pursues its objective by investing substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the 1940 Act as a continuously offered, closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The Master Fund’s Consolidated Schedule of Investments and Notes to Consolidated Schedule of Investments, included elsewhere within this report, are an integral part of the Fund’s Schedule of Investment and should be read in conjunction with this report. As of December 31, 2015, the Fund held a 94.80% ownership interest in the Master Fund.

The investment manager of the Fund and the Master Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Fund and the Master Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Fund and the Master Fund, is registered as such with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund and the Master Fund supervises the conduct of the Fund’s and the Master Fund’s affairs and, pursuant to their investment management agreements, has engaged BAAM to manage the Fund’s and the Master Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. BASIS OF PRESENTATION

The Fund’s Schedule of Investment is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Schedule of Investment in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities in the Schedule of Investment. Actual results could differ from these estimates and these differences could be material.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited)

December 31, 2015

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Corvex Partners LP		$63,030,000	$66,304,603	7.01%	Quarterly	60 Days
Southpoint Qualified Fund LP		50,300,000	58,807,925	6.22%	Quarterly	60 Days
Bay Pond Partners, L.P.(2)		44,700,000	53,107,766	5.62%	Semi-annually - Non-redeemable	45 Days - Non- Redeemable
Coatue Qualified Partners, L.P.		46,300,000	51,608,073	5.46%	Quarterly	45 Days
Shearwater Offshore, Ltd.(3)	480,181	47,500,000	51,099,497	5.40%	Annually	60 Days
Glenview Institutional Partners, L.P.		44,400,000	50,640,318	5.35%	Quarterly	45 Days
Samlyn Offshore, Ltd.(3)	40,476	42,000,000	47,439,246	5.02%	Semi-annually	45 Days
Hoplite Partners, L.P.		34,600,000	39,481,617	4.17%	Quarterly	45 Days
Pershing Square, L.P.		36,597,008	35,458,825	3.75%	Quarterly	65 Days
Turiya Fund LP		20,089,088	31,850,929	3.37%	Quarterly	45 Days
JANA Nirvana Fund, L.P.		32,718,876	31,062,678	3.29%	Quarterly	60 Days
MTP Energy Fund Corp		29,566,453	25,481,000	2.69%	Quarterly	60 Days
MTP Energy Fund I Ltd.(3)	24,750	24,750,000	21,672,202	2.29%	Quarterly	60 Days
Soroban Opportunities Cayman Fund Ltd(3)	18,729	20,000,000	21,231,514	2.25%	Quarterly	60 Days
Viking Global Equities III Ltd.(3)	6,279	12,400,000	19,921,937	2.11%	Annually	45 Days
Visium Balanced Offshore Fund, Ltd.(3)	4,683	9,230,000	12,725,480	1.35%	Quarterly	60 Days
Soroban Cayman Fund Ltd(3)	3,628	6,936,000	7,981,849	0.84%	Quarterly	60 Days

Total		565,117,425	625,875,459	66.19%

Multi-Category(b)
Magnetar Constellation Fund, Ltd(3)	54,800	54,800,000	59,604,904	6.31%	Quarterly	90 Days
HBK Multi-Strategy Offshore Fund Ltd.(3)	33,953	33,976,601	33,377,974	3.53%	Quarterly	90 Days
Third Point Partners Qualified L.P.		30,000,000	27,904,568	2.95%	Quarterly	60 Days
Elliott International Limited(3)	23,862	24,465,918	25,728,811	2.72%	Quarterly - Semi- annually	60 Days

Total		143,242,519	146,616,257	15.51%

Global Macro(c)
Tudor BVI Global Fund Ltd.(3)	316	39,110,000	42,338,372	4.48%	Quarterly	60 Days
Autonomy Global Macro Fund Limited(3)	270,000	27,000,000	27,213,852	2.88%	Monthly	60 Days

Total		66,110,000	69,552,224	7.36%

See accompanying Notes to Consolidated Schedule of Investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2015

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Relative Value(d)
Renaissance Institutional Diversified Alpha Fund International L.P.(3)		$32,500,000	$40,225,408	4.25%	Monthly	45 Days

Total Investments in Investee Funds(4)(5)		$806,969,944	$882,269,348	93.31%

Other assets, less liabilities			63,248,088	6.69%

Total Net Assets			$945,517,436	100.00%

Percentage represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted. Investee Funds are non-income producing securities.

(1)	Reflects general redemption terms for each Investee Fund.
(2)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly-owned by the Master Fund.
(3)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(4)	The total cost of Investee Funds organized in the United States is $ 432,301,425, with a fair value of $ 471,708,302.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $ 374,668,519, with a fair value of $ 410,561,046.
(a)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.
(b)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(c)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional, and inter-country exposure to commodities, equity, interest rates and currencies.
(d)	The Relative Value strategy generally includes relative value-focused Investee Funds with a focus on long/short managers with fundamentally hedged products or otherwise low net exposure.

See accompanying Notes to Consolidated Schedule of Investments.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Schedule of Investments (Unaudited)

December 31, 2015

1. ORGANIZATION

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II (the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public-equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Schedule of Investments include the holdings of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund, the Feeder Funds and the Intermediate Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Master Fund, the Feeder Funds and the Intermediate Fund, is registered with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act, with respect to the Master Fund and the Feeder Funds, and Rule 4.7, with respect to the Intermediate Fund, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2. BASIS OF PRESENTATION

The Consolidated Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars. The investment in the Intermediate Fund is eliminated in consolidation.

The Master Fund and the Intermediate Fund are investment companies in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities in the Consolidated Schedule of Investments. Actual results could differ from these estimates and these differences could be material.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Blackstone Alternative Alpha Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: Feburary 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date: February 26, 2016

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date: February 26, 2016